                                   AIM MONEY
                                  MARKET FUND

[AIM LOGO APPEARS HERE]         SEMIANNUAL REPORT                 JUNE 30, 1997

                                                          The Chairman's Letter

                  Dear Fellow Shareholder:

   [PHOTO OF      We are pleased to send you this report on AIM Money
   Charles T.     Market Fund for the six months ended June 30, 1997. Fund
    Bauer,        managers maintained a cautious approach in managing the
   Chairman of    portfolio during this reporting period amid lingering
   the Board of   uncertainty about inflation and the direction of interest
    THE FUND      rates.
   APPEARS HERE]       As 1997 opened, markets were concerned that vigorous
                  economic growth might ignite inflation, which would prompt the Federal Reserve Board (the Fed) to raise interest rates.
                  The Fed did so in late March, increasing the benchmark federal funds rate from 5.25% to 5.50%. Rates had been rising in anticipation of this move, so the increase had effectively been factored into securities prices by the time it was announced.
                       The market remained poised for further rate hikes.
                  However, the economy began to exhibit signs it was slowing from the 5.9% annualized growth rate logged during the year's first quarter. Retail sales declined for three months in a row from March through May, for example, and single family home sales fell during both March and April.
    Though opinion was generally divided about whether the Fed would raise rates when it met in May, the economic indicators led the markets to shift their expectations, and rates declined during the year's second quarter. The Fed held rates steady at its May meeting, as many forecasts placed second-quarter growth in the 2% to 2.5% range judged sustainable by the central bank.
    Fund management acted conservatively in this atmosphere, keeping the portfolio's weighted average maturity quite short: about 20 days. Only late in the reporting period, as the likelihood of another rate hike diminished, was the weighted average maturity lengthened to capture higher yields. As the reporting period closed, weighted average maturity stood at 26.39 days.
    Despite a significant drop in short-term market yields late in the reporting period, the Fund continued to provide competitive yield. As of the close of the reporting period, seven-day yield was 4.59% for Class A shares, 3.85% for Class B shares, and 4.58% for AIM Cash Reserve Shares. AIM Cash Reserve Shares was formerly Class C of the AIM Money Market Fund; its name was changed on May 1, 1997.
    As the reporting period closed, a climate of confidence prevailed. While not unanimous, the general expectation was that Fed policy would remain unchanged. The economic underpinnings for strong stock and bond markets appeared to be in place, with inflation remarkably controlled and economic growth brisk. In July, after the close of the reporting period, the Fed again left interest rates unchanged.
    Nevertheless, caution remained advisable. Any data hinting at an uptick in inflation or a surge of unsustainable economic growth would induce volatility in interest rates, and many market experts still anticipate higher short-term rates during the second half of the year. Fed Chairman Alan Greenspan has repeatedly made clear that at the first sign of serious inflation he would encourage the economy to cool off by raising rates. In such an environment, money market funds provide an attractive shelter from potential market instability.
    AIM Money Market Fund seeks to provide as high a level of current income as possible consistent with preservation of capital and liquidity by investing in high-quality money market instruments including commercial paper, repurchase agreements, and U.S. Treasury and U.S. government agency securities. An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
    As always, we are ready to respond to your questions or comments about this report. Please call Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours per day, please use the AIM Investor Line at 800-246-5463 or visit our Web Site at www.aimfunds.com.

Sincerely,


/S/ CHARLES T. BAUER

Charles T. Bauer
Chairman

SCHEDULE OF INVESTMENTS

June 30, 1997
(Unaudited)

                                            PAR
                               MATURITY    (000)       VALUE
COMMERCIAL PAPER-46.95%(a)

ASSET-BACKED
  SECURITIES-12.19%

Asset Securitization
  Cooperative Corp.
  5.60%                        08/12/97   $14,000   $ 13,908,533
----------------------------------------------------------------
Ciesco, L.P.
  5.62%                        07/07/97    10,000      9,990,634
----------------------------------------------------------------
Clipper Receivables Corp.
  5.67%                        07/14/97     5,000      4,989,763
----------------------------------------------------------------
  5.59%                        09/23/97    14,000     13,817,393
----------------------------------------------------------------
Corporate Asset Funding Co.,
  Inc.
  5.70%                        11/19/97     5,600      5,474,980
----------------------------------------------------------------
Monte Rosa Capital Corp.
  5.57%                        07/11/97    20,000     19,969,055
----------------------------------------------------------------
Preferred Receivables Funding
  Corp.
  5.54%                        07/17/97    16,350     16,309,742
----------------------------------------------------------------
Receivables Capital Corp.
  5.56%                        07/08/97     6,228      6,221,266
----------------------------------------------------------------
  5.58%                        08/11/97    28,516     28,334,780
----------------------------------------------------------------
                                                     119,016,146
----------------------------------------------------------------

AUTOMOBILE (MANUFACTURERS)-5.55%

Daimler-Benz North America
  5.69%                        08/15/97    10,000      9,928,875
----------------------------------------------------------------
Ford Motor Credit Co.
  5.58%                        09/02/97    25,000     24,755,875
----------------------------------------------------------------
  5.59%                        12/09/97    20,000     19,500,005
----------------------------------------------------------------
                                                      54,184,755
----------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES-4.36%

First Data Corp.
  5.56%                        08/26/97    10,000      9,913,356
----------------------------------------------------------------
  5.57%                        08/26/97    20,000     19,827,022
----------------------------------------------------------------
  5.60%                        09/09/97    13,000     12,858,445
----------------------------------------------------------------
                                                      42,598,823
----------------------------------------------------------------

FINANCE (ASSET MANAGEMENT)-2.04%

Merrill Lynch & Co., Inc.
  5.53%                        08/04/97    20,000     19,895,545
----------------------------------------------------------------

FINANCE (CONSUMER
  CREDIT)-2.02%

International Lease Finance
  Corp.
  5.58%                        07/29/97     9,900      9,857,034
----------------------------------------------------------------
  5.60%                        09/09/97    10,000      9,891,111
----------------------------------------------------------------
                                                      19,748,145
----------------------------------------------------------------

FINANCE (MISCELLANEOUS)-4.08%

Smith Barney Inc.
  5.65%                        07/07/97    15,000     14,985,875
----------------------------------------------------------------
  5.55%                        07/30/97    25,000     24,888,229
----------------------------------------------------------------
                                                      39,874,104
----------------------------------------------------------------

                                            PAR
                               MATURITY    (000)       VALUE
FOOD PROCESSING-1.01%

Campbell Soup Co.
  5.27%                        08/26/97   $10,000   $  9,918,022
----------------------------------------------------------------

HOUSEHOLD PRODUCTS-1.02%

Colgate-Palmolive Co.
  5.50%                        07/15/97    10,000      9,978,611
----------------------------------------------------------------

INSURANCE (LIFE &
  HEALTH)-2.79%

MetLife Funding, Inc.
  5.60%                        07/29/97    27,336     27,216,937
----------------------------------------------------------------

MEDICAL (DRUGS)-2.03%

Bayer Corp.
  5.59%                        09/09/97    20,000     19,782,611
----------------------------------------------------------------

METAL MINING-1.93%

RTZ America, Inc.
  5.57%                        09/24/97    14,200     14,013,250
----------------------------------------------------------------
U.S. Borax, Inc.
  5.58%                        12/17/97     5,000      4,869,025
----------------------------------------------------------------
                                                      18,882,275
----------------------------------------------------------------

OIL & GAS (INTEGRATED)-2.05%

Shell Martinez Refining
  Co.(b)
  5.73%                        08/08/97    10,000     10,000,000
----------------------------------------------------------------
  5.70%                        09/24/97    10,000     10,000,000
----------------------------------------------------------------
                                                      20,000,000
----------------------------------------------------------------

PUBLISHING-0.48%

McGraw-Hill Inc.
  5.61%                        08/29/97     4,700      4,656,788
----------------------------------------------------------------

RESIDENTIAL
  CONSTRUCTION-4.59%

Weyerhaeuser Real Estate Co.
  5.54%                        07/16/97     5,000      4,988,459
----------------------------------------------------------------
  5.52%                        07/24/97    15,000     14,947,100
----------------------------------------------------------------
  5.56%                        07/29/97    10,000      9,956,756
----------------------------------------------------------------
  5.56%                        08/05/97    15,000     14,918,917
----------------------------------------------------------------
                                                      44,811,232
----------------------------------------------------------------

TELEPHONE-0.81%

MCI Communications Corp.
  5.64%                        10/20/97     8,000      7,860,880
----------------------------------------------------------------
    Total Commercial Paper                           458,424,874
----------------------------------------------------------------

MASTER NOTE AGREEMENTS(c)-12.50%

Citicorp Securities, Inc.(d)
  6.50%                        07/28/97    22,000     22,000,000
----------------------------------------------------------------
Goldman Sachs & Co.(e)
  5.69%                        10/20/97    33,000     33,000,000
----------------------------------------------------------------
Morgan (J.P.) Securities,
  Inc.(f)
  6.35%                        10/06/97    39,000     39,000,000
----------------------------------------------------------------

                                            PAR
                               MATURITY    (000)       VALUE

MASTER NOTE AGREEMENTS-(CONTINUED)

Morgan Stanley, Dean Witter,
  Discover & Co.(g)
  6.35%                        11/24/97   $28,000   $ 28,000,000
----------------------------------------------------------------
    Total Master Note
      Agreements                                     122,000,000
----------------------------------------------------------------

MEDIUM-TERM NOTES-1.02%

FINANCE (PERSONAL
  CREDIT)-1.02%

Associates Corp. of North
  America(h)
  5.57%                        03/02/98    10,000      9,994,838
----------------------------------------------------------------
    Total Medium-Term Notes                            9,994,838
----------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-4.57%

Federal National Mortgage
  Association
  5.05%(i)                     06/02/99    32,000     32,000,000
----------------------------------------------------------------
Student Loan Marketing
  Association
  5.13%(i)                     08/20/98     2,600      2,600,000
----------------------------------------------------------------
  5.15%(i)                     02/08/99    10,000     10,002,719
----------------------------------------------------------------
    Total U.S. Government
      Agency Securities                               44,602,719
----------------------------------------------------------------
    Total Investments
      (excluding Repurchase
      Agreements)                                    635,022,431
----------------------------------------------------------------

                                            PAR
                               MATURITY    (000)       VALUE

REPURCHASE AGREEMENTS(j)-29.63%

HSBC Securities, Inc.(k)
  6.10%                        07/01/97   $40,000   $ 40,000,000
----------------------------------------------------------------
Smith Barney, Inc.(l)
  6.05%                        07/01/97   159,158    159,157,522
----------------------------------------------------------------
UBS Securities LLC Inc.(m)
  6.10%                        07/01/97    90,000     90,000,000
----------------------------------------------------------------
    Total Repurchase
      Agreements                                     289,157,522
----------------------------------------------------------------
TOTAL INVESTMENTS-94.67%                             924,179,953(n)
----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-5.33%                   52,039,342
----------------------------------------------------------------
NET ASSETS-100.00%                                  $976,219,295
----------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Trust certificates representing an interest in a trust (comprised of eligible debt obligations) entitling the Fund to receive interest. The Fund has the right, upon seven calendar days' notice to the trustee, to put its certificates to the trust at par value plus accrued interest. Because trust certificates involve a trust and a third party put feature, they involve complexities and potential risks that may not be present where a debt obligation is owned directly. Rates shown are the rates in effect on 06/30/97.
(c) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain nonregistered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon three business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/97.
(e) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' prior written notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/97.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven calendar days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/97.
(g) Master Note Purchase Agreement may be terminated by either party upon three business days' prior written notice, at which time all amounts outstanding under the Master Note Agreement will become payable. Rate shown is the rate in effect on 06/30/97.
(h) Interest rate is redetermined daily. Rate shown is rate in effect on 06/30/97.
(i) Interest rates are redetermined weekly. Rates shown are rates in effect on 06/30/97.
(j) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain nonregistered investment companies managed by the investment advisor or its affiliates.
(k) Joint repurchase agreement entered into 06/30/97 with a maturing value of $100,016,944. Collateralized by $97,880,000 U.S. Government obligations, 7.50% due 10/31/99 with a market value at 06/30/97 of $102,002,909.
(l) Joint repurchase agreement entered into 06/30/97 with a maturing value of $200,033,611. Collateralized by $369,338,000 U.S. Government obligations, 0% to 10.70% due 09/15/97 to 07/15/43 with an aggregate market value at 06/30/97 of $204,000,115.
(m) Joint repurchase agreement entered into 06/30/97 with a maturing value of $300,050,833. Collateralized by $320,816,334 U.S. Government obligations, 0% to 13.25% due 07/14/97 to 04/01/97 with an aggregate market value at 06/30/97 of $306,003,435.
(n) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997
(UNAUDITED)

ASSETS:

Investments, excluding repurchase
  agreements, at value (amortized cost)     $  635,022,431
----------------------------------------------------------
Repurchase agreements                          289,157,522
----------------------------------------------------------
Receivables for:
  Capital stock sold                            83,871,019
----------------------------------------------------------
  Interest                                         980,683
----------------------------------------------------------
Investment for deferred compensation plan           78,545
----------------------------------------------------------
Other assets                                       148,770
----------------------------------------------------------
    Total assets                             1,009,258,970
----------------------------------------------------------

LIABILITIES:

Payables for:
  Capital stock reacquired                      31,324,402
----------------------------------------------------------
  Dividends                                        207,067
----------------------------------------------------------
  Deferred compensation plan                        78,545
----------------------------------------------------------
Accrued advisory fees                              423,332
----------------------------------------------------------
Accrued administrative service fees                  6,296
----------------------------------------------------------
Accrued distribution fees                          678,995
----------------------------------------------------------
Accrued transfer agent fees                        153,256
----------------------------------------------------------
Accrued operating expenses                         167,782
----------------------------------------------------------
    Total liabilities                           33,039,675
----------------------------------------------------------
Net assets applicable to shares
  outstanding                               $  976,219,295
==========================================================

NET ASSETS:

Class A                                     $  381,050,000
==========================================================
Class B                                     $  128,934,646
==========================================================
AIM Cash Reserve Shares                     $  466,234,649
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        380,984,082
==========================================================
Class B                                        128,918,477
==========================================================
AIM Cash Reserve Shares                        466,299,789
==========================================================
Class A:

  Net asset value and redemption price per
    share                                   $         1.00
==========================================================
  Offering price per share:
    (Net asset value of $1.00 divided by
      94.50%)                               $         1.06
==========================================================
Class B:

  Net asset value and offering price per
    share                                   $         1.00
==========================================================
AIM Cash Reserve Shares:
  Net asset value, offering and redemption
    price per share                         $         1.00
==========================================================

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1997
(UNAUDITED)

INVESTMENT INCOME:

Interest                                      $23,664,122
---------------------------------------------------------

EXPENSES:

Advisory fees                                   2,350,751
---------------------------------------------------------
Custodian fees                                     50,493
---------------------------------------------------------
Distribution fees -- Class A                      418,000
---------------------------------------------------------
Distribution fees -- Class B                      612,237
---------------------------------------------------------
Distribution fees -- AIM Cash Reserve Shares      498,908
---------------------------------------------------------
Trustees' fees                                      4,644
---------------------------------------------------------
Transfer agent fees -- Class A                    314,352
---------------------------------------------------------
Transfer agent fees -- Class B                    136,108
---------------------------------------------------------
Transfer agent fees -- AIM Cash Reserve
  Shares                                          283,636
---------------------------------------------------------
Administrative service fees                        37,208
---------------------------------------------------------
Other                                             351,985
---------------------------------------------------------
    Total expenses                              5,058,322
---------------------------------------------------------
Less: Expenses paid indirectly                     (5,693)
---------------------------------------------------------
    Net expenses                                5,052,629
---------------------------------------------------------
Net investment income                          18,611,493
---------------------------------------------------------
Net realized gain on sales of investments           1,967
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $18,613,460
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 1997 AND THE YEAR ENDED DECEMBER 31, 1996 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  1997            1996
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 18,611,493    $ 31,806,351
------------------------------------------------------------------------------------------
  Net realized gain on sales of investments                          1,967         108,101
------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        18,613,460      31,914,452
------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                       (7,445,935)    (11,567,004)
------------------------------------------------------------------------------------------
  Class B                                                       (2,280,395)     (3,560,364)
------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                       (8,885,163)    (16,678,983)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       93,119,799      66,344,581
------------------------------------------------------------------------------------------
  Class B                                                       37,747,580      21,306,761
------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                      150,826,554      21,970,272
------------------------------------------------------------------------------------------
    Net increase in net assets                                 281,695,900     109,729,715
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          694,523,395     584,793,680
------------------------------------------------------------------------------------------
  End of period                                               $976,219,295    $694,523,395
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $976,202,348    $694,508,415
------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investments           16,947          14,980
------------------------------------------------------------------------------------------
                                                              $976,219,295    $694,523,395
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: the Class A shares, the Class B shares and AIM Cash Reserve Shares (formerly, "Class C"). Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. AIM Cash Reserve Shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to provide as high a level of current income as is consistent with preservation of capital and liquidity.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations -- The Fund invests only in securities which have maturities of 397 days or less from the date of purchase. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis. Dividends to shareholders are declared daily and are paid monthly.

C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses -- Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to all classes, e.g. advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% of the first $1 billion of the Fund's average daily net assets plus 0.50% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1997, AIM was reimbursed $37,208 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 1997, the Fund paid AFS $394,592 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares, the Class B shares and the AIM Cash Reserve Shares of the Fund. The Trust has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and AIM Cash Reserve Shares (the "Class A and Cash Reserve Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and Cash Reserve Plan, pays to AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and the AIM Cash Reserve Shares. The Class A and Cash Reserve Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares or AIM Cash Reserve Shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more assignees, its rights to all or a portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges payable to AIM Distributors related to the Class B shares. During the six months ended June 30, 1997, the Class A shares, the Class B shares and the AIM Cash Reserve Shares paid AIM Distributors $418,000, $612,237 and $498,908, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $247,389 from sales of the Class A shares of the Fund during the six months ended June 30, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 1997, AIM Distributors received $161,317 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the six months ended June 30, 1997, the Fund paid legal fees of $3,562 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the six months ended June 30, 1997 the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $5,665 and $28, respectively under expense offset arrangements. The effect of the above arrangements resulted in reductions of the Fund's total expenses of $5,693 during the six months ended June 30, 1997.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 1997 and the year ended December 31, 1996 were as follows:

                                                                   JUNE 30, 1997                      DECEMBER 31, 1996
                                                         ---------------------------------    ---------------------------------
                                                             SHARES             VALUE             SHARES            AMOUNT
                                                         --------------    ---------------    --------------    ---------------
Sold:
  Class A                                                 1,610,652,779    $ 1,610,652,779     2,107,832,986    $ 2,107,832,986
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class B                                                   228,926,807        228,926,807       334,518,591        334,518,591
-----------------------------------------------------    ---------------------------------    ---------------------------------
  AIM Cash Reserve Shares                                 2,124,769,030      2,124,769,030     3,871,719,488      3,871,719,488
-----------------------------------------------------    ---------------------------------    ---------------------------------
Issued as reinvestment of dividends:
  Class A                                                     6,605,298          6,605,298        10,061,164         10,061,164
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class B                                                     2,031,097          2,031,097         3,197,896          3,197,896
-----------------------------------------------------    ---------------------------------    ---------------------------------
  AIM Cash Reserve Shares                                     7,568,186          7,568,186        14,185,926         14,185,926
-----------------------------------------------------    ---------------------------------    ---------------------------------
Reacquired:
  Class A                                                (1,524,138,278)    (1,524,138,278)   (2,051,549,569)    (2,051,549,569)
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class B                                                  (193,210,324)      (193,210,324)     (316,409,726)      (316,409,726)
-----------------------------------------------------    ---------------------------------    ---------------------------------
  AIM Cash Reserve Shares                                (1,981,510,662)    (1,981,510,662)   (3,863,935,142)    (3,863,935,142)
-----------------------------------------------------    ---------------------------------    ---------------------------------
                                                            281,693,933    $   281,693,933       109,621,614    $   109,621,614
=====================================================    =================================    ==================================

NOTE 6-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a Class A share, a Class B share and an AIM Cash Reserve Share outstanding during the six months ended June 30, 1997, each of the years in the three-year period ended December 31, 1996 and the period October 16, 1993 (date operations commenced) through December 31, 1993.

                                                 CLASS A SHARES                                   CLASS B SHARES
                                          ------------------------------------------     ---------------------------------
                                                         DECEMBER 31,                                    DECEMBER 31,
                             JUNE 30,     ------------------------------------------     JUNE 30,     -------------------
                               1997         1996       1995       1994        1993         1997         1996       1995
                             --------     --------   --------   --------    --------     --------     --------    -------
Net asset value, beginning
 of period                   $   1.00     $   1.00   $   1.00   $   1.00    $   1.00     $   1.00     $   1.00    $  1.00
---------------------------  --------     --------   --------   --------    --------     --------     --------    -------
Income from investment
 operations:
 Net investment income         0.0220       0.0433     0.0495     0.0337      0.0048       0.0184       0.0360     0.0419
---------------------------  --------     --------   --------   --------    --------     --------     --------    -------
Less distributions:
 Dividends from net
   investment income          (0.0220)     (0.0433)   (0.0495)   (0.0337)    (0.0048)     (0.0184)     (0.0360)   (0.0419)
---------------------------  --------     --------   --------   --------    --------     --------     --------    -------
Net asset value, end of
 period                      $   1.00     $   1.00   $   1.00   $   1.00    $   1.00     $   1.00     $   1.00    $  1.00
===========================  ========     ========   ========   ========    ========     ========     ========    =======
Total return(a)                  4.49%        4.42%      5.06%      3.43%       2.27%(e)     3.74%        3.66%      4.27%
===========================  ========     ========   ========   ========    ========     ========     ========    =======
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)              $381,050     $287,905   $221,487   $148,886    $ 81,460     $128,935     $ 91,148    $69,857
===========================  ========     ========   ========   ========    ========     ========     ========    =======
Ratio of expenses to
 average net assets              1.07%(b)(c)  1.07%      1.03%      0.97%(d)    1.00%(d)(e)  1.81%(b)(c)  1.81%      1.78%
===========================  ========     ========   ========   ========    ========     ========     ========    =======
Ratio of net investment
 income to average net
 assets                          4.45%(b)     4.34%      4.91%      3.53%(d)    2.27%(d)(e)   3.72%(b)    3.60%      4.14%
===========================  ========     ========   ========   ========    ========     ========     ========    =======

                                CLASS B SHARES                        AIM CASH RESERVE SHARES
                             --------------------     --------------------------------------------------------
                                 DECEMBER 31,                                     DECEMBER 31,
                             --------------------     JUNE 30,    --------------------------------------------
                               1994        1993         1997        1996        1995       1994         1993
                             --------    --------     --------    --------    --------   --------     --------
Net asset value, beginning
 of period                   $   1.00    $   1.00     $   1.00    $   1.00    $   1.00   $   1.00     $   1.00
---------------------------  --------    --------     --------    --------    --------   --------     --------
Income from investment
 operations:
 Net investment income         0.0259      0.0032       0.0220      0.0433      0.0493     0.0337       0.0048
---------------------------  --------    --------     --------    --------    --------   --------     --------
Less distributions:
 Dividends from net
   investment income          (0.0259)    (0.0032)     (0.0220)    (0.0433)    (0.0493)   (0.0337)     (0.0048)
---------------------------  --------    --------     --------    --------    --------   --------     --------
Net asset value, end of
 period                      $   1.00    $   1.00     $   1.00    $   1.00    $   1.00   $   1.00     $   1.00
===========================  ========    ========     ========    ========    ========   ========     ========
Total return(a)                  2.62%       1.51%(e)     4.49%       4.41%       5.04%      3.42%        2.27%(e)
===========================  ========    ========     ========    ========    ========   ========     ========
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)              $ 33,999    $  1,289     $466,235    $315,470    $293,450   $359,952     $241,778
===========================  ========    ========     ========    ========    ========   ========     ========
Ratio of expenses to
 average net assets              1.78%(f)    1.75%(e)(f)  1.08%(b)(c) 1.08%       1.04%      0.99%(g)     1.00%(e)(g)
===========================  ========    ========     ========    ========    ========   ========     ========
Ratio of net investment
 income to average net
 assets                          3.14%(f)    1.54%(e)(f)  4.45%(b)    4.32%       4.92%      3.49%(g)     2.27%(e)(g)
===========================  ========    ========     ========    ========    ========   ========     ========

(a) Does not deduct sales charges or contingent deferred sales charges, where applicable and are not annualized for periods less than one year.

(b) Ratios are annualized and based on average daily net assets as follows:
    Class A shares -$337,171,370, Class B shares - $123,462,174 and AIM Cash Reserve Shares - $402,433,762.

(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly the ratio of expenses to average daily net assets would have been the same.

(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements are 1.06% and 3.44% for 1994 and 1.20% (annualized) and 2.07% (annualized) for 1993.

(e) Annualized.

(f) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior fee waivers and/or expense reimbursements are 1.87% and 3.05% for 1994 and 1.95% (annualized) and 1.34% (annualized) for 1993.

(g) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements are 1.08% and 3.40% for 1994 and 1.20% (annualized) and 2.07% (annualized) for 1993.

SUPPLEMENTAL PROXY INFORMATION -- SHAREHOLDER MEETING
--------------------------------------------------------------------------------

The Annual Meeting of Shareholders of the Trust was held on February 7, 1997. The meeting was held for the following purposes:

(1) To elect trustees as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Carl Frischling, Robert H. Graham, John F. Kroeger, Lewis F. Pennock, Ian W. Robinson, and Louis S. Sklar.

(2) To approve a new Investment Advisory Agreement between the Trust and AIM.

(3) To approve the elimination of the fundamental investment policy prohibiting or restricting investments in other investment companies and/or the amendment of certain related fundamental investment policies.

(4) Ratification of KPMG Peat Marwick LLP as independent accountants for the Trust's fiscal year ending December 31, 1997.

The following votes were cast with respect to each item:

                                                                                          Votes
                            Trustee/Matter                          Votes For            Against           Abstentions
                            --------------                          ---------         -------------        -----------
(1)  Charles T. Bauer............................................  773,545,353                  0          34,024,196
     Bruce L. Crockett...........................................  774,171,487                  0          33,398,063
     Owen Daly II................................................  773,623,278                  0          33,946,270
     Carl Frischling.............................................  773,902,641                  0          33,666,910
     Robert H. Graham............................................  774,181,971                  0          33,387,581
     John F. Kroeger.............................................  773,713,539                  0          33,856,014
     Lewis F. Pennock............................................  773,903,304                  0          33,666,247
     Ian W. Robinson.............................................  773,753,378                  0          33,816,174
     Louis S. Sklar..............................................  773,993,581                  0          33,575,971
(2)  Approval of new Investment Advisory Agreement...............  339,829,087          3,685,225          19,168,424
(3)  Elimination of policy restricting investments in other
     investment companies (for AIM Money Market Fund only).......  278,910,129          7,162,660          20,201,003
(4)  KPMG Peat Marwick LLP.......................................  763,580,956          7,014,082          36,974,512

                                                            Trustees & Officers

BOARD OF TRUSTEES                             OFFICERS                                        OFFICE OF THE FUND

Charles T. Bauer                              Charles T. Bauer                                11 Greenway Plaza
Chairman                                      Chairman                                        Suite 100
A I M Management Group Inc.                                                                   Houston, TX 77046
                                              Robert H. Graham
Bruce L. Crockett                             President                                       INVESTMENT ADVISOR
Formerly Director, President, and Chief
Executive Officer                             John J. Arthur                                  A I M Advisors, Inc.
COMSAT Corporation                            Senior Vice President and Treasurer             11 Greenway Plaza
                                                                                              Suite 100
Owen Daly II                                  Carol F. Relihan                                Houston, TX 77046
Director                                      Senior Vice President
Cortland Trust Inc.                           and Secretary                                   TRANSFER AGENT

Jack Fields                                   Gary T. Crum                                    A I M Fund Services, Inc.
Formerly Member of the                        Senior Vice President                           P.O. Box 4739
U.S. House of Representatives                                                                 Houston, TX 77210-4739
                                              Scott G. Lucas
Carl Frischling                               Senior Vice President                           CUSTODIAN
Partner
Kramer, Levin, Naftalis & Frankel             Dana R. Sutton                                  State Street Bank & Trust Company
                                              Vice President and Assistant Treasurer          225 Franklin Street
Robert H. Graham                                                                              Boston, MA 02110
President and Chief Executive Officer         Robert G. Alley
A I M Management Group Inc.                   Vice President                                  COUNSEL TO THE FUND

John F. Kroeger                               Stuart W. Coco                                  Ballard Spahr
Formerly Consultant                           Vice President                                  Andrews & Ingersoll
Wendell & Stockel Associates, Inc.                                                            1735 Market Street
                                              Melville B. Cox                                 Philadelphia, PA 19103
Lewis F. Pennock                              Vice President
Attorney                                                                                      COUNSEL TO THE TRUSTEES
                                              Karen Dunn Kelly
Ian W. Robinson                               Vice President                                  Kramer, Levin, Naftalis & Frankel
Consultant; Formerly Executive                                                                919 Third Avenue
Vice President and                            Jonathan C. Schoolar                            New York, NY 10022
Chief Financial Officer                       Vice President
Bell Atlantic Management                                                                      DISTRIBUTOR
Services, Inc.                                P. Michelle Grace
                                              Assistant Secretary                             A I M Distributors, Inc.
Louis S. Sklar                                                                                11 Greenway Plaza
Executive Vice President                      David L. Kite                                   Suite 100
Hines Interests                               Assistant Secretary                             Houston, TX 77046
Limited Partnership
                                              Nancy L. Martin
                                              Assistant Secretary

                                              Ofelia M. Mayo
                                              Assistant Secretary

                                              Kathleen J. Pflueger
                                              Assistant Secretary

                                              Samuel D. Sirko
                                              Assistant Secretary

                                              Stephen I. Winer
                                              Assistant Secretary

                                              Mary J. Benson
                                              Assistant Treasurer


  This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                                       THE AIM FAMILY OF FUNDS--Registered Trademark--

                                                                       AGGRESSIVE GROWTH
                                                                       AIM Aggressive Growth Fund*
                                                                       AIM Capital Development Fund
                                                                       AIM Constellation Fund
                                                                       AIM Global Aggressive Growth Fund

                                                                       GROWTH OF CAPITAL
                                                                       AIM Advisor International Value Fund
                 [PHOTO OF                                             AIM Blue Chip Fund
              11 GREENWAY PLAZA                                        AIM Global Growth Fund
               APPEARS HERE]                                           AIM Growth Fund
                                                                       AIM International Equity Fund
                                                                       AIM Value Fund
                                                                       AIM Weingarten Fund

                                                                       GROWTH AND INCOME OR INCOME WITH CAPITAL GROWTH
                                                                       AIM Advisor Flex Fund
                                                                       AIM Advisor Large Cap Value Fund
                                                                       AIM Advisor MultiFlex Fund
                                                                       AIM Advisor Real Estate Fund
                                                                       AIM Balanced Fund
                                                                       AIM Charter Fund
                                                                       AIM Global Utilities Fund

                                                                       HIGH CURRENT INCOME OR CURRENT INCOME
                                                                       AIM High Yield Fund
                                                                       AIM Global Income Fund
                                                                       AIM Income Fund

                                                                       CURRENT TAX-FREE INCOME
                                                                       AIM Municipal Bond Fund
                                                                       AIM Tax-Exempt Bond Fund of Connecticut
                                                                       AIM Tax-Free Intermediate Shares

                                                                       CURRENT INCOME AND HIGH DEGREE OF SAFETY
                                                                       AIM Intermediate Government Fund
                                                                       AIM Limited Maturity Treasury Shares
                                                                       AIM Money Market Fund
                                                                       AIM Tax-Exempt Cash Fund

A I M Management Group Inc. has provided leadership in the             *AIM Aggressive Growth Fund was closed to new investors on
mutual fund industry since 1976 and managed approximately              June 5, 1997.  For more complete information about any AIM
$72 billion in assets for more than 3.5 million shareholders,          Fund(s), including sales charges and expenses, ask your
including individual investors, corporate clients, and financial       financial consultant or securities dealer for a free
institutions as of June 30, 1997. The AIM Family of                    prospectus(es). Please read the prospectus(es) carefully
Funds--Registered Trademark-- is distributed nationwide, and           before you invest or send money.
AIM today ranks among the nation's top 15 mutual fund
companies in assets under management, according to Lipper                             INVEST WITH DISCIPLINE-SM-
Analytical Services, Inc.

[AIM LOGO APPEARS HERE]                                                                        -----------------
                                                                                                  BULK RATE
A I M Distributors, Inc.                                                                         U.S. POSTAGE
11 Greenway Plaza, Suite 100                                                                         PAID
Houston, TX 77046                                                                                 HOUSTON, TX
                                                                                                Permit No. 1919
                                                                                               -----------------



